Secured and unsecured debt (Details 4) (USD $)	12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2010 8.00% Unsecured Convertible Notes	Jun. 30, 2010 8.00% Unsecured Convertible Notes	Apr. 30, 2009 8.00% Unsecured Convertible Notes rate	Dec. 31, 2011 8.00% Unsecured Convertible Notes rate	Dec. 31, 2010 8.00% Unsecured Convertible Notes	Dec. 31, 2009 8.00% Unsecured Convertible Notes	Apr. 30, 2009 3.70% unsecured convertible notes	Jan. 31, 2007 3.70% unsecured convertible notes D rate	Dec. 31, 2011 3.70% unsecured convertible notes rate	Dec. 31, 2010 3.70% unsecured convertible notes
Unsecured convertible notes
Unsecured convertible notes issued							$ 250,000
Principal amount of unsecured convertible notes issued						240,000,000					460,000,000
Stated interest rate (as a percent)	7.00%			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%		3.70%	3.70%	3.70%
Redemption price or repurchase price as a percentage of principal amount of note including accrued interest											100.00%
Conversion price (in dollars per share)						$ 41.40	$ 41.07				$ 117.96	$ 117.36	$ 117.36
Denominator applied to principal					1,000	1,000	1,000				1,000	1,000	1,000
Conversion rate per $1,000 principal value of unsecured convertible notes						24.1546	24.3480				8.4774	8.5207
Conversion rate dividend adjustment per quarter (in dollars per share)						$ 0.35
Cash premium (per $1,000 principal amount)					180
Principal amount of unsecured convertible notes retired					232,700,000
Percentage of aggregate principal amount retired					97.00%
Common stock shares issued pursuant to the terms of the Exchange Offer					5,620,256
Payment on exchange of unsecured convertible notes		43,528,000			41,900,000
Payment of accrued and unpaid interest on the retired portion of unsecured convertible notes					3,100,000
Principal amount of unsecured convertible notes repurchased				7,100,000						75,000,000		217,100,000	82,800,000
Gain (loss) on early extinguishment of debt	(6,485,000)	(45,168,000)	11,254,000	(1,300,000)	(41,500,000)					11,300,000		(5,200,000)	(2,400,000)
Unamortized issuance costs written off due to extinguishment of debt				140,000	4,700,000					860,000		700,000	400,000
Repurchase of unsecured convertible notes, aggregate cash price	221,439,000	97,309,000	59,204,000	12,800,000						59,200,000		221,400,000	84,600,000
Settlement consideration allocated to the reacquisition of the equity component	(2,981,000)		25,924,000	5,200,000	196,800,000							3,000,000	1,700,000
Minimum amount of cash dividend on common stock affecting conversion rate (in dollars per share)											$ 0.74
Circumstances under which the holders of 3.70% unsecured convertible notes may convert their notes											Holders of the 3.70% Unsecured Convertible Notes may convert their notes into cash and, if applicable, shares of our common stock prior to the stated maturity of January 15, 2027 only under the following circumstances: (1) during any calendar quarter after the calendar quarter ending March 31, 2007, if the closing sale price of our common stock for each of 20 or more trading days in a period of 30 consecutive trading days ending on the last trading day of the immediately preceding calendar quarter exceeds 120% of the conversion price in effect on the last trading day of the immediately preceding calendar quarter; (2) during the five consecutive business days immediately after any five consecutive trading day period (the "3.70% Unsecured Convertible Note Measurement Period") in which the average trading price per $1,000 principal amount of 3.70% Unsecured Convertible Notes was equal to or less than 98% of the average conversion value of the 3.70% Unsecured Convertible Notes during the 3.70% Unsecured Convertible Note Measurement Period; (3) upon the occurrence of a Fundamental Change; (4) if we call the 3.70% Unsecured Convertible Notes for redemption; and (5) at any time from, and including, December 15, 2026 until the close of business on the business day immediately preceding January 15, 2027 or earlier redemption or repurchase.
Minimum consecutive trading days the closing sales price of common stock must exceed a specified percentage of conversion price to trigger conversion feature of note (in days)											20
Maximum consecutive trading days the closing sales price of common stock must exceed a specified percentage of conversion price to trigger conversion feature of note (in days)											30
Ratio of closing share price to conversion price as a condition for conversion of the note, minimum (as a percent)											120.00%
Number of business days immediately after the specified consecutive trading day period in which the average trading price was equal to or less than the specified percentage of the average conversion value of the note (in days)											5
The length, in days, of the consecutive trading day period preceding the specified consecutive business days for which the average trading price was equal to or less than the specified percentage of the average conversion value of the note											5 days
Percentage of the average conversion value of the note during the specified consecutive business days immediately after the specified consecutive trading day period											98.00%
Interest expense incurred
Gross interest	124,499,000	142,477,000	159,157,000
Capitalized interest	(61,056,000)	(72,835,000)	(76,884,000)
Interest expense	$ 63,443,000	$ 69,642,000	$ 82,273,000